Segment Information	12 Months Ended
Jul. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 16 - Segment Information:

The Company follows FASB ASC Topic 815 which establishes standards for the way that public business enterprises report information about operating segments in annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. This Topic also establishes standards for related disclosures about products and services, geographic areas, and major customers.

This Topic uses a management approach for determining segments. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments. The Company’s management reporting structure provides for only one segment: the research, development and commercialization of drug delivery systems and technologies for metabolic and immunological diseases.

The regions and countries in which the Company had identifiable assets and revenues are presented in the following table. Identifiable assets are those that can be directly associated with a geographic area.

	2013	2012
Identifiable Assets

Canada	$2,825,894	$2,350,818
United States	2,026,969	2,293,556
Middle East, North Africa (MENA)	—	—
Total	$4,852,863	$4,644,374

	2013	2012	2011
Revenue

Canada	$—	$23,067	$61,111
United States	—	5,584	60,867
Middle East, North Africa (MENA)	—	—	169,650
Total	$—	$28,651	$291,628